Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPROTT FUNDS TRUST
Entity Central Index Key	0001728683
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Sprott Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Gold Miners ETF
Class Name	Sprott Gold Miners ETF
Trading Symbol	SGDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Gold Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/sgdm-sprott-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/sgdm-sprott-gold-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Gold Miners ETF	$21	0.44%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.44%
Net Assets	$ 558,742,745
Holdings Count | Holdings	50
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$558,742,745
Number of Portfolio Holdings	50
Portfolio Turnover Rate	29%

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Junior Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Gold Miners ETF
Class Name	Sprott Junior Gold Miners ETF
Trading Symbol	SGDJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Junior Gold Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Gold Miners ETF	$23	0.50%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.50%
Net Assets	$ 266,553,586
Holdings Count | Holdings	32
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$266,553,586
Number of Portfolio Holdings	32
Portfolio Turnover Rate	37%

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Critical Materials ETF
Shareholder Report [Line Items]
Fund Name	Sprott Critical Materials ETF
Class Name	Sprott Critical Materials ETF
Trading Symbol	SETM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Critical Materials ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/setm-sprott-critical-materials-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/setm-sprott-critical-materials-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Critical Materials ETF	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 574,874,502
Holdings Count | Holdings	159
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$574,874,502
Number of Portfolio Holdings	159
Portfolio Turnover Rate	16%

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Lithium Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Lithium Miners ETF
Class Name	Sprott Lithium Miners ETF
Trading Symbol	LITP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Lithium Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/litp-sprott-lithium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/litp-sprott-lithium-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Lithium Miners ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 45,534,521
Holdings Count | Holdings	40
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$45,534,521
Number of Portfolio Holdings	40
Portfolio Turnover Rate	20%

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

SPROTT URANIUM MINERS ETF
Shareholder Report [Line Items]
Fund Name	Sprott Uranium Miners ETF
Class Name	Sprott Uranium Miners ETF
Trading Symbol	URNM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Uranium Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/urnm-sprott-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/urnm-sprott-uranium-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Uranium Miners ETF	$36	0.75%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
Net Assets	$ 1,899,932,258
Holdings Count | Holdings	27
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$1,899,932,258
Number of Portfolio Holdings	27
Portfolio Turnover Rate	18%

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Junior Uranium Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Uranium Miners ETF
Class Name	Sprott Junior Uranium Miners ETF
Trading Symbol	URNJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Junior Uranium Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Uranium Miners ETF	$38	0.80%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%
Net Assets	$ 321,802,655
Holdings Count | Holdings	42
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$321,802,655
Number of Portfolio Holdings	42
Portfolio Turnover Rate	18%

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Junior Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Copper Miners ETF
Class Name	Sprott Junior Copper Miners ETF
Trading Symbol	COPJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Junior Copper Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/copj-sprott-junior-copper-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/copj-sprott-junior-copper-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Copper Miners ETF	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 150,917,296
Holdings Count | Holdings	71
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$150,917,296
Number of Portfolio Holdings	71
Portfolio Turnover Rate	22%

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Nickel Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Nickel Miners ETF
Class Name	Sprott Nickel Miners ETF
Trading Symbol	NIKL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Nickel Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/nikl-sprott-nickel-miners-etf. You can also request this information by contacting us at 1.888.622.1813
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/nikl-sprott-nickel-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Nickel Miners ETF	$34	0.75%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.75%
Net Assets	$ 53,747,655
Holdings Count | Holdings	26
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$53,747,655
Number of Portfolio Holdings	26
Portfolio Turnover Rate	18%

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Copper Miners ETF
Class Name	Sprott Copper Miners ETF
Trading Symbol	COPP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Copper Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/copp-sprott-copper-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/copp-sprott-copper-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Copper Miners ETF	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 285,669,856
Holdings Count | Holdings	82
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$285,669,856
Number of Portfolio Holdings	82
Portfolio Turnover Rate	11%

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Silver Miners & Physical Silver ETF
Shareholder Report [Line Items]
Fund Name	Sprott Silver Miners & Physical Silver ETF
Class Name	Sprott Silver Miners & Physical Silver ETF
Trading Symbol	SLVR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Silver Miners & Physical Silver ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/slvr-sprott-silver-miners-physical-silver-etf. You can also request this information by contacting us at 1.888.622.1813
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/slvr-sprott-silver-miners-physical-silver-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Silver Miners & Physical Silver ETF	$31	0.65%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%
Net Assets	$ 645,820,211
Holdings Count | Holdings	78
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$645,820,211
Number of Portfolio Holdings	78
Portfolio Turnover Rate	15%

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Active Gold & Silver Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Active Gold & Silver Miners ETF
Class Name	Sprott Active Gold & Silver Miners ETF
Trading Symbol	GBUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Active Gold & Silver Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/gbug-sprott-active-gold-silver-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/gbug-sprott-active-gold-silver-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Active Gold & Silver Miners ETF	$42	0.89%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.89%
Net Assets	$ 140,810,087
Holdings Count | Holdings	46
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$140,810,087
Number of Portfolio Holdings	46
Portfolio Turnover Rate	6%

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Active Metals & Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Active Metals & Miners ETF
Class Name	Sprott Active Metals & Miners ETF
Trading Symbol	METL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Active Metals & Miners ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/metl-sprott-active-metals-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/metl-sprott-active-metals-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Active Metals & Miners ETF	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 85,475,941
Holdings Count | Holdings	43
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$85,475,941
Number of Portfolio Holdings	43
Portfolio Turnover Rate	15%

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Rare Earths Ex-China ETF
Shareholder Report [Line Items]
Fund Name	Sprott Rare Earths Ex-China ETF
Class Name	Sprott Rare Earths Ex-China ETF
Trading Symbol	REXC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Rare Earths Ex-China ETF (the “Fund”) for the period of April 14, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/rexc-rare-earths-ex-china-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/rexc-rare-earths-ex-china-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Rare Earths Ex-China ETF	$13	0.65%

The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.65%
Expenses Short Period Footnote [Text Block]	The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher
Net Assets	$ 55,918,289
Holdings Count | Holdings	42
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$55,918,289
Number of Portfolio Holdings	42
Portfolio Turnover Rate	11%

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Gold Equity Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Sprott Gold Equity Fund
Class Name	Sprott Gold Equity Fund - Institutional
Trading Symbol	SGDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Gold Equity Fund (the “Fund”) - Institutional Class for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprott.com/investment-strategies/managed-equities/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprott.com/investment-strategies/managed-equities/sprott-gold-equity-fund/
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Gold Equity Fund - Institutional	$47	0.98%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.98%
Net Assets	$ 1,493,908,290
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 7,092,674
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of 6/30/2026)
Total Net Assets	$1,493,908,290
# of Portfolio Holdings	52
Portfolio Turnover Rate	14%
Advisory Fees Paid	$7,092,674

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Gold Equity Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Sprott Gold Equity Fund
Class Name	Sprott Gold Equity Fund - Investor
Trading Symbol	SGDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Gold Equity Fund (the “Fund”) - Investor Class for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprott.com/investment-strategies/managed-equities/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprott.com/investment-strategies/managed-equities/sprott-gold-equity-fund/
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six Months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Gold Equity Fund - Investor	$58	1.23%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.23%
Net Assets	$ 1,493,908,290
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 7,092,674
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of 6/30/2026)
Total Net Assets	$1,493,908,290
# of Portfolio Holdings	52
Portfolio Turnover Rate	14%
Advisory Fees Paid	$7,092,674

Holdings [Text Block]	What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)